Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Other Assets [line items]
Accrued interest receivable	$ 1,414	$ 1,292
Precious metals	1,815	251
Brokers' client accounts	5,471	2,997
Current tax receivable	3,542	3,175
Other prepayments	745	685
Derivative collateral receivable	6,185	5,071
Accounts receivable	759	868
Other	717	582
Total	20,823	15,283
Other assets [member]
Disclosure of Other Assets [line items]
Defined benefit asset (Note 18)	$ 175	$ 362